Transactions With Related Parties, Family Trading Inc (Details) - Related Party [Member] - Family Trading [Member] - Series E Shares [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Transactions with Related Parties [Abstract]
Dividends declared	$ 1,001	$ 1,015
Dividends payable	$ 0		$ 0